Organization and Principal Activities (Details)	Feb. 17, 2023	Oct. 31, 2022	Sep. 28, 2022	Apr. 30, 2022
EXTEND [Member]
Organization and Principal Activities [Line Items]
Acquired equity interests percentage				100.00%
HQT Network [Member]
Organization and Principal Activities [Line Items]
Acquired equity interests percentage		100.00%
Linkage Electronic [Member]
Organization and Principal Activities [Line Items]
Acquired equity interests percentage			100.00%
Chuancheng Digital [Member]
Organization and Principal Activities [Line Items]
Acquired equity interests percentage	100.00%